FINANCIAL INCOME (EXPENSES), NET (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income (expenses), Net [abstract]
Hedging instrument gain (loss), net	$ (80)	$ 86	$ 366
Bank charges	(261)	(175)	(153)
Exchange rate loss, net	(853)	(49)	(1,175)
Interest income (expense), net	401	347	878
Amortization of premium on marketable securities	(308)	(95)
Other, net	(3)		(1)
Total financial income (expenses), net	$ (1,104)	$ 114	$ (85)